Edwards Angell Palmer & Dodge, LLP

2800 Financial Plaza

Providence, Rhode Island 02903

November 30, 2005

Via EDGAR

Filing Desk

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AirNet Communications Corporation

Issuer Tender Offer Statement on Schedule TO

Ladies and Gentlemen:

On behalf of AirNet Communications Corporation (the “Issuer”), enclosed is an issuer tender offer statement on Schedule TO relating to the Issuer’s offer to its employees and independent directors to amend certain of its outstanding stock options. The options eligible for amendment were granted under the Issuer’s equity incentive plan as discounted options, with the substantial majority having been granted in August and September of 2003. The proposed amendments, which are voluntary on the part of the optionholder, do not affect the number of shares subject to the options or to the exercise price of the options, but rather address the timing of the holder’s ability to exercise the options and the termination dates of the options. The purpose of the offer is to address certain adverse tax consequences that arise under discounted options that vest or vested after December 31, 2004, under section 409A of the Internal Revenue Code as enacted pursuant to the American Jobs Creation Act of 2004.

If you have any questions regarding the filing, please call the undersigned at (401) 276-6471 or John Igoe of this Firm’s West Palm Beach office at (561) 820-0242.

Thank you.

Very truly yours,

/s/ EUGENE W. MCDERMOTT, JR.
Eugene W. McDermott. Jr.
Partner
Edwards Angell Palmer & Dodge, LLP

Enclosure